Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories
Raw materials and consumables	€ 1,413	€ 244	€ 365
Total	€ 1,413	€ 244	€ 365